                       SUPPLEMENT DATED MAY 19, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On March 18, 2008, the Board of Trustees (the "Board") for the XTF Advisors Trust (the "Trust") voted to liquidate the ETF 60 Portfolio (the "Portfolio"). The Board concluded that the Portfolio should cease operations due to its relatively small asset size and insufficient evidence of future asset growth opportunities. Final liquidation of the Portfolio will occur on June 20, 2008. Assets held by the Subaccount invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on June 20, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

In accordance with the Board's decision to terminate operations, effective
May 1, 2008, shares of the Portfolio are no longer available under your contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy for certain of the living benefit rider options. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy effective
May 1, 2008. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Please note, however, that the Portfolio is also part of the Investment Strategy for certain of the living benefit rider options. The benefits a contract owner receives under these living benefit riders may be reduced if, after the transfer, the owner's assets are not allocated in accordance with the prescribed Investment Strategy for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The current Investment Strategy for the living benefit riders is also provided below.

Transfers made from the Portfolio during the period of April 10, 2008 to June 20, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

19779 SUPPA 05/19/08

Subaccounts:

                                                                         Adviser (and Sub-Adviser(s),
                Subaccount Investing In      Investment Objective               as applicable)
                -----------------------------------------------------------------------------------------
AIM VARIABLE    AIM V.I. Basic Value     Long-term growth of capital. Invesco AIM Advisors, Inc.
INSURANCE FUNDS Fund -- Series II shares                              (formerly, A I M Advisors, Inc.)
                                                                      (subadvised by AIM Funds
                                                                      Management Inc.; Invesco Global
                                                                      Asset Management (N.A.), Inc.;
                                                                      Invesco Institutional (N.A.), Inc.;
                                                                      Invesco Senior Secured
                                                                      Management, Inc.; Invesco Hong
                                                                      Kong Limited; Invesco Asset
                                                                      Management Limited; Invesco
                                                                      Asset Management (Japan)
                                                                      Limited; Invesco Asset
                                                                      Management Deutschland, GmbH;
                                                                      and Invesco Australia Limited)
                -----------------------------------------------------------------------------------------
                AIM V.I. Capital         Growth of capital.           Invesco AIM Advisors, Inc.
                Appreciation Fund --                                  (formerly, A I M Advisors, Inc.)
                Series I shares                                       (subadvised by AIM Funds
                                                                      Management Inc.; Invesco Global
                                                                      Asset Management (N.A.), Inc.;
                                                                      Invesco Institutional (N.A.), Inc.;
                                                                      Invesco Senior Secured
                                                                      Management, Inc.; Invesco Hong
                                                                      Kong Limited; Invesco Asset
                                                                      Management Limited; Invesco
                                                                      Asset Management (Japan)
                                                                      Limited; Invesco Asset
                                                                      Management Deutschland, GmbH;
                                                                      and Invesco Australia Limited)
                -----------------------------------------------------------------------------------------
                AIM V.I. Core Equity     Growth of capital.           Invesco AIM Advisors, Inc.
                Fund -- Series I shares                               (formerly, A I M Advisors, Inc.)
                                                                      (subadvised by AIM Funds
                                                                      Management Inc.; Invesco Global
                                                                      Asset Management (N.A.), Inc.;
                                                                      Invesco Institutional (N.A.), Inc.;
                                                                      Invesco Senior Secured
                                                                      Management, Inc.; Invesco Hong
                                                                      Kong Limited; Invesco Asset
                                                                      Management Limited; Invesco
                                                                      Asset Management (Japan)
                                                                      Limited; Invesco Asset
                                                                      Management Deutschland, GmbH;
                                                                      and Invesco Australia Limited)
                -----------------------------------------------------------------------------------------
                AIM V.I. International   Long-term growth of capital. Invesco AIM Advisors, Inc.
                Growth Fund -- Series II                              (formerly, A I M Advisors, Inc.)
                shares                                                (subadvised by AIM Funds
                                                                      Management Inc.; Invesco Global
                                                                      Asset Management (N.A.), Inc.;
                                                                      Invesco Institutional (N.A.), Inc.;
                                                                      Invesco Senior Secured
                                                                      Management, Inc.; Invesco Hong
                                                                      Kong Limited; Invesco Asset
                                                                      Management Limited; Invesco
                                                                      Asset Management (Japan)
                                                                      Limited; Invesco Asset
                                                                      Management Deutschland, GmbH;
                                                                      and Invesco Australia Limited)
                -----------------------------------------------------------------------------------------

                                                                                       Adviser (and Sub-Adviser(s),
                        Subaccount Investing In           Investment Objective                as applicable)
                        ---------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein          Seeks to maximize total return     AllianceBernstein, L.P.
VARIABLE PRODUCTS       Balanced Wealth Strategy   consistent with the adviser's
SERIES FUND, INC.       Portfolio -- Class B       determination of reasonable risk.

                        ---------------------------------------------------------------------------------------------
                        AllianceBernstein Global   Long-term growth of capital.       AllianceBernstein, L.P.
                        Technology Portfolio --
                        Class B
                        ---------------------------------------------------------------------------------------------
                        AllianceBernstein Growth   Long-term growth of capital.       AllianceBernstein, L.P.
                        and Income Portfolio --
                        Class B
                        ---------------------------------------------------------------------------------------------
                        AllianceBernstein          Long-term growth of capital.       AllianceBernstein, L.P.
                        International Value
                        Portfolio -- Class B
                        ---------------------------------------------------------------------------------------------
                        AllianceBernstein Large    Long-term growth of capital.       AllianceBernstein, L.P.
                        Cap Growth Portfolio --
                        Class B
                        ---------------------------------------------------------------------------------------------
                        AllianceBernstein Small    Long-term growth of capital.       AllianceBernstein, L.P.
                        Cap Growth Portfolio --
                        Class B
                        ---------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection    Pursues long-term total return     American Century Investment
VARIABLE PORTFOLIOS II, Fund -- Class II           using a strategy that seeks to     Management, Inc.
INC.                                               protect against U.S. inflation.
                        ---------------------------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value      Seeks capital appreciation and,    BlackRock Advisors, LLC
SERIES FUNDS, INC.      V.I. Fund -- Class III     secondarily, income.               (subadvised by BlackRock
                        Shares                                                        Investment Management, LLC)
                        ---------------------------------------------------------------------------------------------
                        BlackRock Global           Seeks high total investment        BlackRock Advisors, LLC
                        Allocation V.I. Fund --    return.                            (subadvised by BlackRock
                        Class III Shares                                              Investment Management, LLC and
                                                                                      BlackRock Asset Management
                                                                                      U.K. Limited)
                        ---------------------------------------------------------------------------------------------
                        BlackRock Large Cap        Seeks long-term capital growth.    BlackRock Advisors, LLC
                        Growth V.I. Fund --                                           (subadvised by BlackRock
                        Class III Shares                                              Investment Management, LLC)
                        ---------------------------------------------------------------------------------------------
                        BlackRock Value            Seeks long-term capital growth.    BlackRock Advisors, LLC
                        Opportunities V.I.                                            (subadvised by BlackRock
                        Fund -- Class III Shares                                      Investment Management, LLC)
                        ---------------------------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico           The fund seeks long-term growth    Columbia Management
VARIABLE INSURANCE      Growth Fund, Variable      of capital.                        Advisors, LLC (subadvised by
TRUST I                 Series -- Class A                                             Marsico Capital Management,
                                                                                      LLC)
                        ---------------------------------------------------------------------------------------------
                        Columbia Marsico           The fund seeks long-term growth    Columbia Management Advisors,
                        International              of capital.                        LLC (subadvised by Marsico
                        Opportunities Fund,                                           Capital Management, LLC)
                        Variable Series -- Class B
                        ---------------------------------------------------------------------------------------------
EATON VANCE             VT Floating-Rate Income    To provide a high level of current Eaton Vance Management
VARIABLE TRUST          Fund                       income.
                        ---------------------------------------------------------------------------------------------
                        VT Worldwide Health        Seeks long-term capital growth     OrbiMed Advisors LLC
                        Sciences Fund              by investing in a worldwide and
                                                   diversified portfolio of health
                                                   sciences companies.
                        ---------------------------------------------------------------------------------------------
EVERGREEN VARIABLE      Evergreen VA Omega         Seeks long-term capital growth.    Evergreen Investment Management
ANNUITY TRUST           Fund -- Class 2                                               Company, LLC
                        ---------------------------------------------------------------------------------------------

                                                                                     Adviser (and Sub-Adviser(s),
                     Subaccount Investing In          Investment Objective                  as applicable)
                     -----------------------------------------------------------------------------------------------
FEDERATED            Federated High Income     Seeks high current income by        Federated Investment Management
INSURANCE SERIES     Bond Fund II -- Service   investing in lower-rated            Company
                     Shares                    corporate debt obligations,
                                               commonly referred to as "junk
                                               bonds."
                     -----------------------------------------------------------------------------------------------
                     Federated Kaufmann        Seeks capital appreciation.         Federated Equity Management
                     Fund II -- Service Shares                                     Company of Pennsylvania
                                                                                   (subadvised by Federated Global
                                                                                   Investment Management Corp.)
                     -----------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio -- Seeks income and capital growth     Fidelity Management & Research
INSURANCE PRODUCTS   Service Class 2           consistent with reasonable risk.    Company (FMR) (subadvised by
FUND                                                                               Fidelity Investments Money
                                                                                   Management, Inc. (FIMM), FMR
                                                                                   Co., Inc. (FMRC), Fidelity
                                                                                   Research & Analysis Company
                                                                                   (FRAC), Fidelity Management &
                                                                                   Research (U.K.) Inc. (FMR U.K.),
                                                                                   Fidelity International Investment
                                                                                   Advisors (FIIA), Fidelity
                                                                                   International Investment Advisors
                                                                                   (U.K.) Limited (FIIA(U.K.)L), and
                                                                                   Fidelity Investments Japan
                                                                                   Limited (FIJ))
                     -----------------------------------------------------------------------------------------------
                     VIP Contrafund(R)         Seeks long-term capital             FMR (subadvised by FMRC,
                     Portfolio -- Service      appreciation.                       FRAC, FMR U.K., FIIA,
                     Class 2                                                       FIIA(U.K.)L, and FIJ)
                     -----------------------------------------------------------------------------------------------
                     VIP Dynamic Capital       Seeks capital appreciation.         FMR (subadvised by FMRC,
                     Appreciation Portfolio --                                     FRAC, FMR U.K., FIIA,
                     Service Class 2                                               FIIA(U.K.)L, and FIJ)

                     -----------------------------------------------------------------------------------------------
                     VIP Equity-Income         Seeks reasonable income. The        FMR (subadvised by FMRC,
                     Portfolio -- Service      fund will also consider the         FRAC, FMR U.K., FIIA,
                     Class 2                   potential for capital appreciation. FIIA(U.K.)L, and FIJ)
                                               The fund's goal is to achieve a
                                               yield which exceeds the
                                               composite yield on the securities
                                               comprising the Standard & Poors
                                               500/SM/ Index (S&P 500(R)).
                     -----------------------------------------------------------------------------------------------
                     VIP Growth Portfolio --   Seeks to achieve capital            FMR (subadvised by FMRC,
                     Service Class 2           appreciation.                       FRAC, FMR U.K., FIIA,
                                                                                   FIIA(U.K.)L, and FIJ)
                     -----------------------------------------------------------------------------------------------
                     VIP Growth & Income       Seeks high total return through a   FMR (subadvised by FMRC,
                     Portfolio -- Service      combination of current income       FRAC, FMR U.K., FIIA,
                     Class 2                   and capital appreciation.           FIIA(U.K.)L, and FIJ)
                     -----------------------------------------------------------------------------------------------
                     VIP Investment Grade      Seeks as high a level of current    FMR (subadvised by FIMM,
                     Bond Portfolio -- Service income as is consistent with the    FRAC, FIIA and FIIA(U.K.)L)
                     Class 2                   preservation of capital.
                     -----------------------------------------------------------------------------------------------
                     VIP Mid Cap Portfolio --  Seeks long-term growth of           FMR (subadvised by FMRC,
                     Service Class 2           capital.                            FRAC, FMR U.K., FIIA,
                                                                                   FIIA(U.K.)L, and FIJ)
                     -----------------------------------------------------------------------------------------------
                     VIP Value Strategies      Seeks capital appreciation.         FMR (subadvised by FMRC,
                     Portfolio -- Service                                          FRAC, FMR U.K., FIIA,
                     Class 2                                                       FIIA(U.K.)L, and FIJ)
                     -----------------------------------------------------------------------------------------------

                                                                                    Adviser (and Sub-Adviser(s),
                   Subaccount Investing In           Investment Objective                  as applicable)
                   ------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income            Seeks to maximize income            Franklin Advisers, Inc.
VARIABLE INSURANCE Securities Fund -- Class 2 while maintaining prospects for
PRODUCTS TRUST     Shares                     capital appreciation. The fund
                                              normally invests in both equity
                                              and debt securities. The fund
                                              seeks income by investing in
                                              corporate, foreign and U.S.
                                              Treasury bonds as well as
                                              stocks with dividend yields the
                                              manager believes are attractive.
                   ------------------------------------------------------------------------------------------------
                   Franklin Templeton VIP     Seeks capital appreciation, with    Franklin Templeton Services, LLC
                   Founding Funds             income as a secondary goal.         (the fund's administrator)
                   Allocation Fund --         The fund normally invests
                   Class 2 Shares             equal portions in Class 1 shares
                                              of Franklin Income Securities
                                              Fund; Mutual Shares Securities
                                              Fund; and Templeton Growth
                                              Securities Fund.
                   ------------------------------------------------------------------------------------------------
                   Mutual Shares Securities   Seeks capital appreciation, with    Franklin Mutual Advisers, LLC
                   Fund -- Class 2 Shares     income as a secondary goal.
                                              The fund normally invests
                                              primarily in U.S. and foreign
                                              equity securities that the
                                              manager believes are
                                              undervalued. The fund also
                                              invests, to a lesser extent in risk
                                              arbitrage securities and
                                              distressed companies.
                   ------------------------------------------------------------------------------------------------
                   Templeton Growth           Seeks long-term capital growth.     Templeton Global Advisors Limited
                   Securities Fund -- Class 2 The fund normally invests
                   Shares                     primarily in equity securities of
                                              companies located anywhere in
                                              the world, including those in
                                              the U.S. and in emerging
                                              markets.
                   ------------------------------------------------------------------------------------------------
GE INVESTMENTS     Core Value Equity          Seeks long-term growth of           GE Asset Management Incorporated
FUNDS, INC.        Fund -- Class 1 Shares     capital and future income.
                   (formerly, Value Equity
                   Fund)
                   ------------------------------------------------------------------------------------------------
                   Income Fund -- Class 1     Seeks maximum income                GE Asset Management Incorporated
                   Shares                     consistent with prudent
                                              investment management and
                                              the preservation of capital.
                   ------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund --     Seeks long-term growth of           GE Asset Management Incorporated
                   Class 1 Shares             capital and future income.
                   ------------------------------------------------------------------------------------------------
                   Money Market Fund/1/       Seeks a high level of current       GE Asset Management Incorporated
                                              income consistent with the
                                              preservation of capital and
                                              maintenance of liquidity.
                   ------------------------------------------------------------------------------------------------
                   Premier Growth Equity      Seeks long-term growth of           GE Asset Management Incorporated
                   Fund -- Class 1 Shares     capital and future income rather
                                              than current income.
                   ------------------------------------------------------------------------------------------------
                   Real Estate Securities     Seeks maximum total return          GE Asset Management Incorporated
                   Fund -- Class 1 Shares     through current income and          (subadvised by Urdang Securities
                                              capital appreciation.               Management, Inc.)
                   ------------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                                                                                       Adviser (and Sub-Adviser(s),
                      Subaccount Investing In           Investment Objective                  as applicable)
                      -----------------------------------------------------------------------------------------------
                      S&P 500(R) Index Fund/1/   Seeks growth of capital and         GE Asset Management
                                                 accumulation of income that         Incorporated (subadvised by SSgA
                                                 corresponds to the investment       Funds Management, Inc.)
                                                 return of S&P's 500 Composite
                                                 Stock Index.
                      -----------------------------------------------------------------------------------------------
                      Small-Cap Equity           Seeks long-term growth of           GE Asset Management
                      Fund -- Class 1 Shares     capital.                            Incorporated (subadvised by
                                                                                     Palisade Capital Management,
                                                                                     L.L.C.)
                      -----------------------------------------------------------------------------------------------
                      Total Return Fund/2/       Seeks the highest total return,     GE Asset Management
                                                 composed of current income and      Incorporated
                                                 capital appreciation, as is
                                                 consistent with prudent
                                                 investment risk.
                      -----------------------------------------------------------------------------------------------
                      U.S. Equity Fund --        Seeks long-term growth of           GE Asset Management
                      Class 1 Shares             capital.                            Incorporated
                      -----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES    Balanced Portfolio --      Seeks long-term capital growth,     Janus Capital Management LLC
                      Service Shares             consistent with preservation of
                                                 capital and balanced by current
                                                 income.
                      -----------------------------------------------------------------------------------------------
                      Forty Portfolio -- Service A non-diversified portfolio/3/ that Janus Capital Management LLC
                      Shares                     seeks long-term growth of
                                                 capital.
                      -----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners        Seeks capital appreciation. This    Legg Mason Partners Fund
VARIABLE EQUITY TRUST Variable Aggressive        objective may be changed            Advisor, LLC (subadvised by
                      Growth Portfolio --        without shareholder approval.       ClearBridge Advisors, LLC)
                      Class II
                      -----------------------------------------------------------------------------------------------
                      Legg Mason Partners        Seeks long-term capital growth      Legg Mason Partners Fund
                      Variable Fundamental       with income as a secondary          Advisor, LLC (subadvised by
                      Value Portfolio -- Class I consideration. This objective       ClearBridge Advisors, LLC)
                                                 may be changed without
                                                 shareholder approval.
                      -----------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth    The fund's investment objective     Massachusetts Financial Services
INSURANCE TRUST       Stock Series -- Service    is to seek capital appreciation.    Company
                      Class Shares               The fund's objective may be
                                                 changed without shareholder
                                                 approval.
                      -----------------------------------------------------------------------------------------------
                      MFS(R) Investors Trust     The fund's investment objective     Massachusetts Financial Services
                      Series -- Service Class    is to seek capital appreciation.    Company
                      Shares                     The fund's objective may be
                                                 changed without shareholder
                                                 approval.
                      -----------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                       Adviser (and Sub-Adviser(s),
                     Subaccount Investing In            Investment Objective                  as applicable)
                     ------------------------------------------------------------------------------------------------
                     MFS(R) Total Return        The fund's investment objective      Massachusetts Financial Services
                     Series -- Service Class    is to seek total return. The fund's  Company
                     Shares                     objective may be changed
                                                without shareholder approval.
                     ------------------------------------------------------------------------------------------------
                     MFS(R) Utilities Series -- The fund's investment objective      Massachusetts Financial Services
                     Service Class Shares       is to seek total return. The fund's  Company
                                                objective may be changed
                                                without shareholder approval.
                     ------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced       Seeks a high total investment        OppenheimerFunds, Inc.
ACCOUNT FUNDS        Fund/VA -- Service         return, which includes current
                     Shares                     income and capital appreciation
                                                in the value of its shares.
                     ------------------------------------------------------------------------------------------------
                     Oppenheimer Capital        Seeks capital appreciation by        OppenheimerFunds, Inc.
                     Appreciation Fund/VA --    investing in securities of well-
                     Service Shares             known, established companies.
                     ------------------------------------------------------------------------------------------------
                     Oppenheimer Global         Seeks long-term capital              OppenheimerFunds, Inc.
                     Securities Fund/VA --      appreciation by investing a
                     Service Shares             substantial portion of its assets in
                                                securities of foreign issuers,
                                                "growth type" companies,
                                                cyclical industries and special
                                                situations that are considered to
                                                have appreciation possibilities.
                     ------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street    Seeks high total return (which       OppenheimerFunds, Inc.
                     Fund/VA -- Service         includes growth in the value of
                     Shares                     its shares as well as current
                                                income) from equity and debt
                                                securities.
                     ------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street    Seeks capital appreciation.          OppenheimerFunds, Inc.
                     Small Cap Fund/VA --
                     Service Shares
                     ------------------------------------------------------------------------------------------------
                     Oppenheimer MidCap         Seeks capital appreciation by        OppenheimerFunds, Inc.
                     Fund/VA -- Service         investing in "growth type"
                     Shares                     companies.
                     ------------------------------------------------------------------------------------------------
PIMCO VARIABLE       All Asset Portfolio --     Seeks maximum real return            Pacific Investment Management
INSURANCE TRUST      Advisor Class Shares       consistent with preservation of      Company LLC
                                                real capital and prudent
                                                investment management.
                     ------------------------------------------------------------------------------------------------
                     High Yield Portfolio --    Seeks maximum total return,          Pacific Investment Management
                     Administrative Class       consistent with preservation of      Company LLC
                     Shares                     capital and prudent investment
                                                management. Invests at least
                                                80% of its assets in a diversified
                                                portfolio of high yield securities
                                                ("junk bonds") rated below
                                                investment grade but rated at
                                                least Caa by Moody's or CCC by
                                                S&P, or, if unrated, determined
                                                by PIMCO to be of comparable
                                                quality, subject to a maximum of
                                                5% of its total assets in securities
                                                rated Caa by Moody's or CCC by
                                                S&P, or, if unrated, determined
                                                by PIMCO to be of comparable
                                                quality.
                     ------------------------------------------------------------------------------------------------

                                                                                        Adviser (and Sub-Adviser(s),
                          Subaccount Investing In          Investment Objective                as applicable)
                          -------------------------------------------------------------------------------------------
                          Long-Term U.S.            Seeks maximum total return,         Pacific Investment Management
                          Government Portfolio --   consistent with preservation of     Company LLC
                          Administrative Class      capital and prudent investment
                          Shares                    management.
                          -------------------------------------------------------------------------------------------
                          Low Duration              Seeks maximum total return,         Pacific Investment Management
                          Portfolio --              consistent with preservation of     Company LLC
                          Administrative Class      capital and prudent investment
                          Shares                    management.
                          -------------------------------------------------------------------------------------------
                          Total Return Portfolio -- Seeks maximum total return,         Pacific Investment Management
                          Administrative Class      consistent with preservation of     Company LLC
                          Shares                    capital and prudent investment
                                                    management.
                          -------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES     Jennison Portfolio --     Seeks long-term growth of           Prudential Investments LLC
FUND                      Class II Shares           capital.                            (subadvised by Jennison
                                                                                        Associates LLC)
                          -------------------------------------------------------------------------------------------
                          Jennison 20/20 Focus      Seeks long-term growth of           Prudential Investments LLC
                          Portfolio -- Class II     capital.                            (subadvised by Jennison
                          Shares                                                        Associates LLC)
                          -------------------------------------------------------------------------------------------
                          Natural Resources         Seeks long-term growth of           Prudential Investments LLC
                          Portfolio -- Class II     capital.                            (subadvised by Jennison
                          Shares                                                        Associates LLC)
                          -------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST      NASDAQ -- 100(R) Fund     Seeks to provide investment         Rydex Investments
                          (formerly, OTC Fund)/1/   results that correspond to a
                                                    benchmark for over-the-counter
                                                    securities. The portfolio's current
                                                    benchmark is the NASDAQ 100
                                                    Index(TM).
                          -------------------------------------------------------------------------------------------
THE UNIVERSAL             Equity and Income         Seeks both capital appreciation     Morgan Stanley Investment
INSTITUTIONAL FUNDS, INC. Portfolio -- Class II     and current income.                 Management Inc.
                          Shares
                          -------------------------------------------------------------------------------------------
VAN KAMPEN LIFE           Comstock Portfolio --     Seeks capital growth and income     Van Kampen Asset Management
INVESTMENT TRUST          Class II Shares           through investments in equity
                                                    securities, including common
                                                    stocks, preferred stocks and
                                                    securities convertible into
                                                    common and preferred stocks.
                          -------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                    Adviser (and Sub-Adviser(s),
                        Subaccount Investing In       Investment Objective                 as applicable)
                        -------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Asset Manager/SM/  Seeks to obtain high total return Fidelity Management & Research
INSURANCE PRODUCTS FUND  Portfolio -- Service   with reduced risk over the long   Company (FMR) (subadvised by
                         Class 2                term by allocating its assets     Fidelity Investments Money
                                                among stocks, bonds, and          Management, Inc. (FIMM), FMR
                                                short-term instruments.           Co., Inc. (FMRC), Fidelity
                                                                                  Research & Analysis Company
                                                                                  (FRAC), Fidelity Management &
                                                                                  Research (U.K.) Inc. (FMR U.K.),
                                                                                  Fidelity International Investment
                                                                                  Advisors (FIIA), Fidelity
                                                                                  International Investment Advisors
                                                                                  (U.K.) Limited (FIIA(U.K.)L), and
                                                                                  Fidelity Investments Japan
                                                                                  Limited (FIJ))
                        -------------------------------------------------------------------------------------------

                                                                              Adviser (and Sub-Adviser(s),
                   Subaccount Investing In       Investment Objective                as applicable)
                   -----------------------------------------------------------------------------------------
GOLDMAN SACHS      Goldman Sachs Mid Cap   Seeks long-term capital          Goldman Sachs Asset
VARIABLE INSURANCE Value Fund              appreciation.                    Management, L.P.
TRUST
                   -----------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) New Discovery    The fund's investment objective  Massachusetts Financial Services
INSURANCE TRUST    Series -- Service Class is to seek capital appreciation. Company
                   Shares                  The fund's objective may be
                                           changed without shareholder
                                           approval.
                   -----------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                 Adviser (and Sub-Adviser(s),
                      Subaccount Investing In        Investment Objective               as applicable)
                      ---------------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners      Seeks total return (a combination Legg Mason Partners Fund
VARIABLE EQUITY TRUST Variable Capital and     of income and long-term capital   Advisor, LLC (subadvised by
                      Income Portfolio --      appreciation). This objective may ClearBridge Advisors, LLC,
                      Class II                 be changed without shareholder    Western Asset Management
                                               approval.                         Company Limited and Western
                                                                                 Asset Management Company)
                      ---------------------------------------------------------------------------------------
VAN KAMPEN LIFE       Capital Growth Portfolio Seeks capital appreciation.       Van Kampen Asset Management
INVESTMENT TRUST      (formerly, Strategic
                      Growth Portfolio) --
                      Class II Shares
                      ---------------------------------------------------------------------------------------

The current Investment Strategy for the living benefit riders is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class
       B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) for owners who have elected Lifetime Income Plus 2008, owners may allocate assets to Asset Allocation Model A, B, C or D or to the Build Your Own Asset Allocation Model; or

       for owners who have elected another living benefit rider, owners may allocate assets to Asset Allocation Model C.


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

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800 352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.

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